Summary of Significant Accounting Policies (Details) - Schedule of Carrying Amount of VIE's Consolidated Assets and Liabilities - VIE’s [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amount of VIE's Consolidated Assets and Liabilities [Line Items]
Current assets	$ 26,530,156	$ 56,443,203
Total non-current assets	8,635,413	11,300,773
Total assets	35,165,569	67,743,976
Total current liabilities	42,847,427	66,032,076
Total non-current liabilities	$ 1,032,235	$ 2,099,430